CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue:
Service		$ 162,789	$ 127,256	$ 437,755	$ 365,511
Recyclable commodity		22,194	21,952	71,640	54,251
Total revenue		184,983	149,208	509,395	419,762
Cost of revenue (exclusive of amortization and depreciation):
Service		157,504	122,771	423,382	351,287
Recyclable commodity		20,234	20,340	65,856	51,098
Total cost of revenue (exclusive of amortization and depreciation)		177,738	143,111	489,238	402,385
Sales and marketing		4,840	3,808	13,336	10,604
Product development		9,803	4,827	28,336	13,350
General and administrative		186,640	11,561	212,520	34,968
Amortization and depreciation		1,439	1,344	4,331	4,958
Total Costs and Expenses		380,460	164,651	747,761	466,265
Loss from operations		(195,477)	(15,443)	(238,366)	(46,503)
Other Income (Expense):
Interest earned		1		1	2
Gain on forgiveness of debt					10,900
Gain (loss) on change in fair value of warrant liabilities		74		(436)
Gain on change in fair value of earn-out liabilities		67,100		67,100
Loss on change in fair value of forward purchase option derivative		(76,919)		(76,919)
Excess fair value over the consideration received for SAFE				(800)
Other income (expense)		1,307	326	1,994	730
Interest expense		(4,578)	(2,611)	(12,264)	(7,461)
Total Other Expense		(15,629)	(2,937)	(25,312)	2,711
Loss Before Income Taxes		(211,106)	(18,380)	(263,678)	(43,792)
Income tax expense (benefit)		(19)	252	(60)	961
Net loss	$ (34,741)	(211,125)	(18,128)	(263,738)	(42,831)
Net loss attributable to Holdings LLC unitholders prior to the Mergers		(176,384)	(18,128)	(228,997)	(42,831)
Net loss attributable to noncontrolling interests	$ 16,933	(16,933)		(16,933)
Net Loss Attributable to Class A Common Stockholders		$ (17,808)		$ (17,808)
Net loss per Class A Common share basic and diluted	$ (0.37)
Weighted average shares outstanding, basic and diluted	48,670,776